Income Taxes - Components of Income Tax Expense (Detail) - USD ($) $ in Millions	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Income before income taxes:
Domestic	$ 155.1	$ 172.2	$ 150.1
Foreign	19.2	194.8	180.4
Income before income taxes	174.3	367.0	330.5
Current:
Domestic	(14.8)	(15.2)	(12.6)
Foreign	(69.4)	(36.0)	(59.2)
Current income tax expense	(84.2)	(51.2)	(71.8)
Deferred:
Domestic	(1.8)	(4.0)	(5.6)
Foreign	57.8	(35.3)	(8.7)
Deferred income tax benefit (expense)	56.0	(39.3)	(14.3)
Total income tax expense	$ (28.2)	$ (90.5)	$ (86.1)